SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Tables)	12 Months Ended
Jan. 03, 2021
Analysis of income and expense [abstract]
Disclosure of selling, general and administrative expense	Selling, general and administrative expenses:

	2020	2019

Selling expenses	$76,327	$99,419
Administrative expenses	101,492	121,273
Distribution expenses	94,487	119,795
	$272,306	$340,487

Disclosure of classes of employee benefits expense	Employee benefit expenses:

	2020	2019

Salaries, wages and other short-term employee benefits	$423,335	$534,222
Share-based payments	1,954	16,272
Post-employment benefits	44,645	41,864
	$469,934	$592,358